Goodwill (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Abstract]
Impairment loss	¥ 45.6		¥ 69.9